Fair Value Measurements (Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ (19.4)		$ (6.2)
Total unrealized gains (losses) included in earnings	16.8	[1]	(18.3)	[1]
Total unrealized gains included in other comprehensive income, net			0.2
Transfers out of Level 3, net			77.6
Acquisitions, purchases, sales, redemptions, maturities and payments			(72.7)
Acquisitions, purchases, sales, redemptions, maturities and payments	(87.8)
Ending Balance	(90.4)		(19.4)
Amount of total losses included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held	16.8		(17.0)
Auction Rate Securities Right [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance			2.0
Beginning Balance	0
Total unrealized gains (losses) included in earnings	0	[1]	(1.8)	[1]
Total unrealized gains included in other comprehensive income, net			0
Transfers out of Level 3, net			0
Acquisitions, purchases, sales, redemptions, maturities and payments			(0.2)
Acquisitions, purchases, sales, redemptions, maturities and payments	0
Ending Balance	0		0
Amount of total losses included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held	0		0
Contingent Consideration Related to Acquisitions [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	(26.2)		(77.4)
Total unrealized gains (losses) included in earnings	23.2	[1]	(3.0)	[1]
Total unrealized gains included in other comprehensive income, net			0
Transfers out of Level 3, net			80.2
Acquisitions, purchases, sales, redemptions, maturities and payments			(26.0)
Acquisitions, purchases, sales, redemptions, maturities and payments	(87.8)
Ending Balance	(90.8)		(26.2)
Amount of total losses included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held	23.2		(3.0)
Other Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	1.6
Beginning Balance			0
Total unrealized gains (losses) included in earnings	(1.6)	[1]	0	[1]
Total unrealized gains included in other comprehensive income, net			0
Transfers out of Level 3, net			0
Acquisitions, purchases, sales, redemptions, maturities and payments			1.6
Acquisitions, purchases, sales, redemptions, maturities and payments	0
Ending Balance			1.6
Ending Balance	0
Amount of total losses included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held	(1.6)		0
Available for Sale Investments [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	0		11.6
Total unrealized gains (losses) included in earnings	0	[1]	0	[1]
Total unrealized gains included in other comprehensive income, net			0.2
Transfers out of Level 3, net			(2.6)
Acquisitions, purchases, sales, redemptions, maturities and payments			(9.2)
Acquisitions, purchases, sales, redemptions, maturities and payments	0
Ending Balance	0		0
Amount of total losses included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held	0		0
Trading Investments [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	0		38.4
Total unrealized gains (losses) included in earnings	0	[1]	0.5	[1]
Total unrealized gains included in other comprehensive income, net			0
Transfers out of Level 3, net			0
Acquisitions, purchases, sales, redemptions, maturities and payments			(38.9)
Acquisitions, purchases, sales, redemptions, maturities and payments	0
Ending Balance	0		0
Amount of total losses included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held	0		0
Suntech Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	5.2		19.2
Total unrealized gains (losses) included in earnings	(4.8)	[1]	(14.0)	[1]
Total unrealized gains included in other comprehensive income, net			0
Transfers out of Level 3, net			0
Acquisitions, purchases, sales, redemptions, maturities and payments			0
Acquisitions, purchases, sales, redemptions, maturities and payments	0
Ending Balance	0.4		5.2
Amount of total losses included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held	$ (4.8)		$ (14.0)

[1]	Amounts included in earnings are recorded to non-operating expense (income) in the consolidated statement of operations, except for the amounts for contingent consideration related to acquisitions, for which changes to the fair value were recorded to marketing and administration in the consolidated statement of operations for fair market value adjustments and to interest expense for accretion.